Short-Term and Long-Term Borrowings - Schedule of Long-Term Borrowings (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Long-term borrowings [Line Items]
Total	$ 2,387,976	$ 1,709,986
Long-Term Bank Loans [Member]
Long-term borrowings [Line Items]
Long-term bank loans	$ 2,387,976	$ 1,709,986